Columbia Short Term Bond Fund
First Quarter Report
June 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Short Term Bond Fund, June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 29.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	620,807	621,525
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	1,125,000	1,123,724
ACM Auto Trust(a)
Subordinated Series 2023-1 Class C
01/22/2030	8.590%	4,062,000	4,085,822
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	7,700,000	7,789,440
Series 2023-B Class A
09/15/2028	6.820%	7,835,000	7,926,008
Series 2023-X1 Class A
11/15/2028	7.110%	776,441	779,277
Series 2024-A Class 1A
02/15/2029	5.610%	7,350,000	7,338,630
Series 2024-A Class A
02/15/2029	5.610%	2,600,000	2,595,978
Series 2024-X1 Class A
05/15/2029	6.270%	4,482,724	4,488,185
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	1,200,000	1,233,109
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	1,550,000	1,510,885
Subordinated Series 2022-2 Class D
06/13/2028	4.850%	4,300,000	4,262,329
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	2,725,000	2,715,975
AmeriCredit Automobile Receivables Trust
Series 2024-1 Class A3
01/18/2029	5.430%	8,225,000	8,241,700
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	7.040%	4,000,000	4,001,736
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	6.410%	10,000,000	10,000,000
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	805,457	797,935
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barings CLO Ltd.(a),(b)
Series 2018-4A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2030	7.129%	10,800,000	10,817,107
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	6.635%	1,570,011	1,570,003
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	6.835%	807,434	807,430
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month Term SOFR + 1.682% Floor 1.420% 01/15/2031	7.010%	5,000,000	5,000,980
Carmax Select Receivables Trust
Series 2024-A Class A3
11/15/2028	5.400%	1,700,000	1,698,576
Carvana Auto Receivables Trust(a)
Series 2023-P1 Class A4
01/10/2029	5.940%	5,000,000	5,058,072
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	1,637,985	1,569,855
CNH Equipment Trust
Series 2023-A Class A3
08/15/2028	4.810%	4,475,000	4,445,675
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	2,000,000	1,934,576
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class A
3-month Term SOFR + 1.272% Floor 1.010% 05/15/2031	6.594%	3,537,381	3,539,156
DT Auto Owner Trust(a)
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	3,869,542	3,804,194
Enterprise Fleet Financing LLC(a)
Series 2021-3 Class A3
08/20/2027	1.220%	8,000,000	7,675,658
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	1,375,000	1,374,310
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	6,390,000	6,389,900

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FHF Issuer Trust(a)
Series 2024-2A Class A2
06/15/2030	5.890%	8,750,000	8,768,088
Ford Credit Auto Owner Trust(a)
Subordinated Series 2021-2 Class B
05/15/2034	1.910%	11,250,000	10,358,599
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	5,234	5,227
FREED ABS Trust(a)
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	1,168,251	1,164,209
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	900,377	888,359
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	4,550,000	4,548,095
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month Term SOFR + 1.362% Floor 1.100% 07/20/2034	6.686%	4,150,000	4,158,034
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class C
12/26/2025	2.050%	3,000,000	2,958,494
Lendbuzz Securitization Trust(a)
Series 2022-1A Class A
05/17/2027	4.220%	1,845,939	1,820,370
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.738%	1,249,282	1,251,838
Magnetite XXVI Ltd.(a),(b)
Series 2020-26A Class A1R
3-month Term SOFR + 1.382% Floor 1.120% 07/25/2034	6.705%	2,553,324	2,555,420
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	1,625,000	1,625,500
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	2,150,000	2,155,963
MMAF Equipment Finance LLC(a)
Series 2020-A Class A3
04/09/2027	0.970%	1,223,717	1,171,093
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	2,815,279	2,819,331
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MVW LLC(a)
Series 2019-2A Class A
10/20/2038	2.220%	949,606	906,832
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	3,775,000	3,791,467
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class AR3
3-month Term SOFR + 1.332% Floor 1.070% 02/20/2034	6.657%	5,000,000	5,003,640
OneMain Financial Issuance Trust(a)
Series 2022-2A Class A
10/14/2034	4.890%	11,000,000	10,916,354
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	1,875,000	1,876,409
Series 2024-6 Class A
11/15/2031	6.093%	1,650,000	1,650,091
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	929,439	923,964
Series 2021-HG1 Class A
01/16/2029	1.220%	1,186,661	1,169,631
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	201,189	198,423
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	293,607	292,473
Series 2022-5 Class A
06/17/2030	8.096%	3,771,931	3,807,483
Series 2024-1 Class A
07/15/2031	6.660%	2,386,359	2,396,891
Series 2024-2 Class A
08/15/2031	6.319%	8,274,153	8,284,149
Series 2024-3 Class A
10/15/2031	6.258%	6,034,518	6,037,884
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-7 Class AB
07/15/2031	7.379%	1,514,268	1,520,499
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	1,079,591	1,080,454
Race Point CLO Ltd.(a),(b)
Series 2013-8A Class AR2
3-month Term SOFR + 1.302% Floor 1.040% 02/20/2030	6.627%	1,414,615	1,415,249
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	6.040%	4,975,000	4,975,000
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	1,829,580	1,834,163
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,160,394	1,120,640
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	768,829	773,992
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month Term SOFR + 1.662% Floor 1.400% 01/15/2030	6.990%	10,000,000	10,011,510
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	10,000,000	9,863,098
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	6,825,000	6,901,969
Series 2024-A Class A4
01/22/2029	5.240%	2,200,000	2,194,692
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	3,000,000	3,002,896
SCF Equipment Leasing LLC(a)
Subordinated Series 2020-1A Class B
03/20/2028	2.020%	504,575	502,675
Sierra Timeshare Receivables Funding LLC(a)
Series 2021-1A Class A
11/20/2037	0.990%	466,099	443,006
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	1,953,965	1,954,889
Upstart Pass-Through Trust(a)
Series 2020-ST4 Class A
11/20/2026	3.250%	520,957	512,183
Series 2020-ST6 Class A
01/20/2027	3.000%	472,032	462,635
Series 2021-ST10 Class A
01/20/2030	2.250%	1,164,228	1,147,929
Series 2021-ST3 Class A
05/20/2027	2.000%	427,145	423,393
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	30,707	30,633
Verizon Master Trust Series
Subordinated Series 2024-4 Class B
06/20/2029	5.400%	4,572,000	4,571,095
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class D
12/15/2026	1.230%	11,005,000	10,675,320
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	4,000,000	3,853,598
Total Asset-Backed Securities — Non-Agency (Cost $287,489,922)			287,973,579

Commercial Mortgage-Backed Securities - Non-Agency 7.9%

Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month Term SOFR + 1.497% Floor 1.450% 05/15/2035	6.826%	9,100,000	9,028,299
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class C
1-month Term SOFR + 1.614% Floor 1.500% 10/15/2037	6.943%	1,767,989	1,751,941
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	6.876%	8,500,000	8,458,903
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	6.741%	6,350,000	6,171,386
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	4,800,000	4,540,291
Extended Stay America Trust(a),(b)
Series 2021-ESH Class B
1-month Term SOFR + 1.494% Floor 1.380% 07/15/2038	6.823%	6,354,562	6,328,840
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.466%	1,850,000	1,794,158
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	3,675,000	3,409,462

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.643%	3,000,000	2,759,402
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	8.193%	1,125,000	951,238
Progress Residential Trust(a)
Series 2020-SFR2 Class A
06/17/2037	2.078%	1,195,968	1,153,685
Subordinated Series 2020-SFR2 Class C
06/17/2037	3.077%	300,000	291,105
Subordinated Series 2020-SFR2 Class D
06/17/2037	3.874%	350,000	341,146
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.879%	14,125,000	13,920,964
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 1.047% Floor 0.875% 12/15/2034	6.250%	16,055,000	14,888,137
Series 2021-FCMT Class D
1-month Term SOFR + 3.614% Floor 3.500% 05/15/2031	8.943%	1,575,000	1,471,831
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $79,522,146)			77,260,788

Corporate Bonds & Notes 32.5%

Aerospace & Defense 1.6%
BAE Systems PLC(a)
04/15/2030	3.400%	4,000,000	3,621,609
Boeing Co. (The)(a)
05/01/2029	6.298%	3,750,000	3,802,630
L3Harris Technologies, Inc.
06/01/2029	5.050%	3,500,000	3,476,560
TransDigm, Inc.(a)
08/15/2028	6.750%	465,000	471,157
03/01/2029	6.375%	762,000	766,720
United Technologies Corp.
11/16/2028	4.125%	3,500,000	3,370,827
Total			15,509,503
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	313,000	297,892
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	407,333	403,908
04/20/2029	5.750%	299,000	291,365
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	444,673	423,029
United Airlines, Inc.(a)
04/15/2026	4.375%	618,000	597,290
Total			2,013,484
Automotive 0.3%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	51,000	50,879
Clarios Global LP(a)
05/15/2025	6.750%	741,000	741,414
Ford Motor Credit Co. LLC
11/13/2025	3.375%	309,000	299,044
05/28/2027	4.950%	140,000	136,741
IHO Verwaltungs GmbH(a),(d)
09/15/2026	4.750%	522,603	506,454
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	581,000	572,634
ZF North America Capital, Inc.(a)
04/29/2025	4.750%	191,000	188,516
04/14/2028	6.875%	245,000	249,869
Total			2,745,551
Banking 8.8%
Bank of America Corp.(e)
07/23/2029	4.271%	10,000,000	9,633,236
Bank of Montreal
09/25/2028	5.717%	3,000,000	3,060,783
Bank of New York Mellon Corp. (The)(e)
03/14/2030	4.975%	3,000,000	2,981,090
Citigroup, Inc.(e)
02/13/2030	5.174%	8,500,000	8,448,502
Goldman Sachs Group, Inc. (The)(e)
04/23/2029	3.814%	8,500,000	8,063,236
HSBC Holdings PLC(e)
03/04/2030	5.546%	6,000,000	6,011,174
JPMorgan Chase & Co.(e)
04/22/2030	5.581%	10,000,000	10,158,377
Morgan Stanley(e)
01/16/2030	5.173%	9,000,000	8,972,897
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)(e)
05/14/2030	5.492%	3,500,000	3,520,294
Royal Bank of Canada
02/01/2029	4.950%	3,500,000	3,485,125
Toronto-Dominion Bank (The)
04/05/2029	4.994%	3,750,000	3,716,201
Truist Financial Corp.(e)
10/30/2029	7.161%	3,000,000	3,185,374
US Bancorp(e)
06/12/2029	5.775%	5,300,000	5,380,932
Wells Fargo & Co.(e)
10/23/2029	6.303%	8,000,000	8,298,130
Westpac Banking Corp.
04/16/2029	5.050%	2,150,000	2,155,383
Total			87,070,734
Brokerage/Asset Managers/Exchanges 0.0%
AG Issuer LLC(a)
03/01/2028	6.250%	85,000	83,104
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	295,000	305,591
Total			388,695
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	98,000	91,786
11/15/2029	3.875%	220,000	196,675
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	564,000	548,942
James Hardie International Finance DAC(a)
01/15/2028	5.000%	214,000	206,516
Standard Industries, Inc.(a)
02/15/2027	5.000%	471,000	457,689
01/15/2028	4.750%	186,000	177,351
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	84,000	81,412
Total			1,760,371
Cable and Satellite 1.0%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	77,000	76,069
05/01/2027	5.125%	794,000	762,029
02/01/2028	5.000%	135,000	126,235
Charter Communications Operating LLC/Capital
06/01/2029	6.100%	3,500,000	3,512,853
Comcast Corp.
06/01/2029	5.100%	3,500,000	3,522,173
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	548,000	515,731
08/01/2027	5.000%	160,000	153,098
07/15/2028	4.000%	169,000	152,679
Videotron Ltd.(a)
04/15/2027	5.125%	374,000	368,432
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	131,000	119,697
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	655,000	642,488
Total			9,951,484
Chemicals 0.4%
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	140,000	136,147
Element Solutions, Inc.(a)
09/01/2028	3.875%	150,000	137,958
INEOS Finance PLC(a)
05/15/2028	6.750%	73,000	73,258
04/15/2029	7.500%	170,000	171,889
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	122,000	129,458
Ingevity Corp.(a)
11/01/2028	3.875%	155,000	140,800
LYB International Finance III LLC
10/01/2025	1.250%	2,271,000	2,149,759
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	353,000	320,831
11/15/2028	9.750%	319,000	337,930
WR Grace Holdings LLC(a)
06/15/2027	4.875%	531,000	512,611
Total			4,110,641
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	221,000	199,349
Herc Holdings, Inc.(a)
07/15/2027	5.500%	640,000	630,777
06/15/2029	6.625%	325,000	329,603
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	246,000	250,655
Total			1,410,384
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	383,000	341,740
ASGN, Inc.(a)
05/15/2028	4.625%	120,000	113,265

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
12/15/2027	5.000%	159,000	152,456
06/01/2028	4.625%	235,000	220,211
Uber Technologies, Inc.(a)
01/15/2028	6.250%	275,000	275,215
Total			1,102,887
Consumer Products 0.1%
Acushnet Co.(a)
10/15/2028	7.375%	134,000	138,893
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	859,000	853,850
Newell Brands, Inc.
06/01/2025	4.875%	145,000	142,990
Newell, Inc.
04/01/2026	5.200%	330,000	325,800
Total			1,461,533
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2027	2.493%	3,000,000	2,809,041
Esab Corp.(a)
04/15/2029	6.250%	69,000	69,442
Gates Corp. (The)(a)
07/01/2029	6.875%	111,000	113,007
Madison IAQ LLC(a)
06/30/2028	4.125%	57,000	53,171
Siemens Financieringsmaatschappij NV(a)
03/11/2026	1.200%	1,000,000	937,215
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	27,000	27,743
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	497,000	481,849
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	402,000	409,648
03/15/2029	6.375%	218,000	218,872
Total			5,119,988
Electric 3.1%
AEP Texas, Inc.
05/15/2029	5.450%	2,775,000	2,789,841
CenterPoint Energy, Inc.
03/01/2030	2.950%	2,500,000	2,213,228
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	979,000	934,400
Dominion Energy, Inc.
10/01/2025	3.900%	1,000,000	979,210
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
03/01/2029	5.100%	2,500,000	2,480,413
Duke Energy Corp.
01/05/2029	4.850%	1,500,000	1,482,075
Edison International
11/15/2028	5.250%	2,000,000	1,982,164
Emera US Finance LP
06/15/2026	3.550%	1,000,000	958,611
Eversource Energy
03/01/2028	5.450%	600,000	601,887
Exelon Corp.
03/15/2029	5.150%	2,400,000	2,391,804
FirstEnergy Corp.(e)
07/15/2027	4.150%	3,000,000	2,877,417
NextEra Energy Capital Holdings, Inc.
07/15/2027	4.625%	2,000,000	1,968,060
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	618,000	617,378
10/15/2026	3.875%	310,000	294,996
09/15/2027	4.500%	160,000	151,127
01/15/2029	7.250%	269,000	275,976
NRG Energy, Inc.
01/15/2027	6.625%	130,000	129,751
01/15/2028	5.750%	418,000	414,808
PPL Capital Funding, Inc.
05/15/2026	3.100%	1,500,000	1,439,132
Southern Co. (The)
03/15/2028	1.750%	3,000,000	2,656,803
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	445,000	425,217
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	274,000	270,317
02/15/2027	5.625%	423,000	415,912
WEC Energy Group, Inc.
01/15/2028	4.750%	1,600,000	1,583,572
Total			30,334,099
Environmental 0.1%
GFL Environmental, Inc.(a)
06/15/2029	4.750%	239,000	225,544
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	298,000	293,489
Total			519,033
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.3%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	123,000	127,173
06/15/2028	8.000%	256,000	269,453
04/15/2029	6.875%	92,000	93,627
Navient Corp.
10/25/2024	5.875%	149,000	148,696
06/25/2025	6.750%	159,000	158,939
OneMain Finance Corp.
01/15/2027	3.500%	149,000	139,587
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	215,000	208,814
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	191,000	173,545
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2026	2.875%	861,000	803,032
Springleaf Finance Corp.
03/15/2026	7.125%	280,000	284,258
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	116,000	115,310
06/15/2027	5.750%	294,000	287,092
Total			2,809,526
Food and Beverage 1.3%
Bacardi Ltd./Bacardi-Martini BV(a)
01/15/2029	5.250%	3,000,000	2,970,671
Campbell Soup Co.
03/21/2029	5.200%	3,500,000	3,504,662
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	298,000	291,260
Diageo Capital PLC
10/24/2027	5.300%	2,500,000	2,521,568
Kraft Heinz Foods Co.
05/15/2027	3.875%	1,000,000	967,375
Mondelez International, Inc.
03/17/2027	2.625%	1,000,000	937,454
Post Holdings, Inc.(a)
01/15/2028	5.625%	663,000	652,932
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	245,000	225,511
US Foods, Inc.(a)
09/15/2028	6.875%	403,000	412,188
Total			12,483,621
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.2%
Churchill Downs, Inc.(a)
04/01/2027	5.500%	128,000	126,173
01/15/2028	4.750%	110,000	105,201
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	402,000	410,213
International Game Technology PLC(a)
04/15/2026	4.125%	201,000	195,597
01/15/2027	6.250%	150,000	150,434
Scientific Games International, Inc.(a)
05/15/2028	7.000%	201,000	202,021
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	377,000	371,987
06/15/2025	4.625%	121,000	119,571
12/01/2026	4.250%	273,000	263,480
Total			1,944,677
Health Care 1.5%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	240,000	234,659
04/15/2029	5.000%	127,000	120,800
Avantor Funding, Inc.(a)
07/15/2028	4.625%	214,000	203,621
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	176,000	180,415
Becton Dickinson & Co.
06/07/2029	5.081%	1,300,000	1,298,794
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	216,000	211,787
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	235,000	218,656
Cigna Corp.
03/01/2027	3.400%	2,500,000	2,389,986
CVS Health Corp.
06/01/2029	5.400%	2,085,000	2,087,285
Encompass Health Corp.
02/01/2028	4.500%	83,000	78,983
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	1,050,000	1,064,122
HCA, Inc.
06/15/2029	4.125%	3,700,000	3,504,162
HealthSouth Corp.
09/15/2025	5.750%	91,000	90,686
IQVIA, Inc.(a)
10/15/2026	5.000%	435,000	427,192
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	118,000	119,317

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	318,000	292,807
Select Medical Corp.(a)
08/15/2026	6.250%	1,051,000	1,056,653
Tenet Healthcare Corp.
02/01/2027	6.250%	972,000	971,552
11/01/2027	5.125%	212,000	207,458
Total			14,758,935
Healthcare Insurance 1.0%
Centene Corp.
02/15/2030	3.375%	4,000,000	3,549,374
Elevance Health, Inc.
06/15/2029	5.150%	3,000,000	3,008,110
UnitedHealth Group, Inc.
04/15/2029	4.700%	3,000,000	2,976,820
Total			9,534,304
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	152,000	151,267
01/15/2028	5.750%	89,000	88,226
Total			239,493
Independent Energy 0.4%
Antero Resources Corp.(a)
02/01/2029	7.625%	149,000	153,372
Civitas Resources, Inc.(a)
07/01/2028	8.375%	280,000	293,781
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	568,000	566,780
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	270,000	266,596
02/01/2029	5.750%	224,000	216,799
Matador Resources Co.(a)
04/15/2028	6.875%	328,000	333,092
Permian Resources Operating LLC(a)
04/15/2027	8.000%	300,000	306,583
SM Energy Co.
01/15/2027	6.625%	234,000	233,105
Woodside Finance Ltd.(a)
03/15/2028	3.700%	1,800,000	1,698,117
Total			4,068,225
Integrated Energy 0.3%
BP Capital Markets America, Inc.
10/17/2029	4.970%	2,575,000	2,567,905
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.6%
Boyne USA, Inc.(a)
05/15/2029	4.750%	423,000	395,327
Carnival Corp.(a)
03/01/2026	7.625%	224,000	226,243
03/01/2027	5.750%	652,000	644,626
08/01/2028	4.000%	210,000	196,965
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	76,000	75,299
10/01/2028	6.500%	386,000	386,787
Cinemark USA, Inc.(a)
03/15/2026	5.875%	228,000	225,569
07/15/2028	5.250%	182,000	173,877
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	855,000	851,955
03/15/2026	5.625%	200,000	197,717
NCL Corp., Ltd.(a)
02/15/2027	5.875%	155,000	153,005
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	303,000	293,247
08/31/2026	5.500%	275,000	271,600
04/01/2028	5.500%	172,000	169,841
Six Flags Entertainment Corp.(a)
04/15/2027	5.500%	517,000	511,480
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	69,000	69,151
Viking Cruises Ltd.(a)
09/15/2027	5.875%	222,000	219,679
02/15/2029	7.000%	419,000	421,242
Total			5,483,610
Life Insurance 1.6%
Corebridge Global Funding(a)
06/24/2029	5.200%	3,500,000	3,486,873
Five Corners Funding Trust II(a)
05/15/2030	2.850%	3,500,000	3,083,005
Metropolitan Life Global Funding I(a)
01/08/2029	4.850%	3,500,000	3,470,273
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,697,000	2,657,660
Principal Life Global Funding II(a)
01/25/2029	5.100%	3,000,000	2,982,077
Total			15,679,888
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	132,000	131,553
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	237,000	223,634
Total			355,187
Media and Entertainment 0.4%
Clear Channel Outdoor Holdings, Inc.(a)
09/15/2028	9.000%	57,000	59,498
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	373,000	356,300
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	114,000	110,412
01/15/2029	4.250%	381,000	347,118
Univision Communications, Inc.(a)
06/01/2027	6.625%	135,000	129,437
08/15/2028	8.000%	104,000	101,353
Warnermedia Holdings, Inc.
03/15/2029	4.054%	3,500,000	3,232,366
Total			4,336,484
Metals and Mining 0.2%
Constellium NV(a)
02/15/2026	5.875%	783,000	780,424
Constellium SE(a)
06/15/2028	5.625%	215,000	210,736
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	791,000	773,865
Novelis Corp.(a)
11/15/2026	3.250%	432,000	405,870
Total			2,170,895
Midstream 1.9%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	280,000	277,911
01/15/2028	5.750%	272,000	267,700
Delek Logistics Partners LP/Finance Corp.(a)
06/01/2028	7.125%	51,000	50,337
03/15/2029	8.625%	172,000	177,165
Enbridge, Inc.
04/05/2029	5.300%	3,000,000	3,004,885
Energy Transfer LP
07/01/2029	5.250%	3,000,000	2,982,308
Enterprise Products Operating LLC
10/16/2028	4.150%	1,000,000	966,766
EQM Midstream Partners LP
08/01/2024	4.000%	70,000	69,837
12/01/2026	4.125%	178,000	171,298
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a)
07/01/2025	6.000%	332,000	332,352
06/01/2027	7.500%	140,000	143,083
04/01/2029	6.375%	60,000	60,593
MPLX LP
03/15/2028	4.000%	2,500,000	2,392,099
NuStar Logistics LP
10/01/2025	5.750%	680,000	676,078
06/01/2026	6.000%	256,000	255,522
Plains All American Pipeline LP/Finance Corp.
12/15/2029	3.550%	3,000,000	2,740,185
Sunoco LP(a)
05/01/2029	7.000%	39,000	39,985
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	185,000	189,659
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	110,000	100,231
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	346,000	356,834
02/01/2029	9.500%	145,000	158,801
Williams Companies, Inc. (The)
03/15/2029	4.900%	3,500,000	3,451,222
Total			18,864,851
Natural Gas 0.3%
NiSource, Inc.
07/01/2029	5.200%	3,250,000	3,238,387
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2027	6.875%	213,000	213,724
04/01/2028	6.250%	55,000	54,487
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	280,000	287,159
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	280,000	280,462
Total			835,832
Other Industry 0.1%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	438,000	437,484
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	415,000	391,114
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	148,000	149,135
Total			977,733

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.2%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	239,000	236,955
02/01/2027	4.250%	769,000	728,393
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	311,000	306,485
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	437,000	415,383
Total			1,687,216
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	335,000	328,308
09/01/2028	3.250%	85,000	74,656
Berry Global, Inc.(a)
02/15/2026	4.500%	224,000	219,041
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	178,000	171,304
Sealed Air Corp.(a)
02/01/2028	6.125%	477,000	478,320
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	754,000	739,131
Total			2,010,760
Pharmaceuticals 1.3%
AbbVie, Inc.
03/15/2029	4.800%	3,000,000	2,982,522
Amgen, Inc.
03/02/2028	5.150%	3,250,000	3,249,727
Astrazeneca Finance LLC
02/26/2029	4.850%	1,590,000	1,586,834
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	151,000	140,890
Bristol-Myers Squibb Co.
02/22/2029	4.900%	2,000,000	1,995,864
Organon Finance 1 LLC(a)
04/30/2028	4.125%	145,000	134,671
Pfizer Investment Enterprises Pte Ltd.
05/19/2028	4.450%	3,000,000	2,947,657
Total			13,038,165
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	145,000	135,801
10/15/2027	6.750%	277,000	272,717
04/15/2028	6.750%	534,000	535,123
AmWINS Group, Inc.(a)
02/15/2029	6.375%	416,000	417,478
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radian Group, Inc.
10/01/2024	4.500%	285,000	283,669
Total			1,644,788
Railroads 0.2%
CSX Corp.
03/01/2028	3.800%	1,750,000	1,683,421
Refining 0.0%
HF Sinclair Corp.(a)
04/15/2027	6.375%	241,000	241,589
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	4.375%	400,000	377,498
06/15/2029	6.125%	648,000	650,122
IRB Holding Corp.(a)
06/15/2025	7.000%	1,060,000	1,060,110
Total			2,087,730
Retailers 0.4%
Hanesbrands, Inc.(a)
05/15/2026	4.875%	250,000	244,530
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	82,000	76,610
Lowe’s Companies, Inc.
04/05/2029	3.650%	3,000,000	2,823,168
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	417,000	387,329
02/15/2029	7.750%	64,000	62,267
Total			3,593,904
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	248,000	251,214
02/15/2028	5.875%	93,000	91,891
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	305,000	292,566
Total			635,671
Technology 2.0%
Block, Inc.
06/01/2026	2.750%	301,000	284,561
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	162,000	162,333
Broadcom, Inc.
11/15/2030	4.150%	4,000,000	3,778,779
Camelot Finance SA(a)
11/01/2026	4.500%	586,000	566,482
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	110,000	109,521
Entegris, Inc.(a)
04/15/2028	4.375%	235,000	221,602
05/01/2029	3.625%	239,000	215,162
Iron Mountain, Inc.(a)
09/15/2027	4.875%	391,000	379,355
03/15/2028	5.250%	411,000	397,830
07/15/2028	5.000%	84,000	80,488
02/15/2029	7.000%	122,000	124,249
Microchip Technology, Inc.
03/15/2029	5.050%	3,065,000	3,039,552
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	149,000	161,138
NCR Corp.(a)
10/01/2028	5.000%	447,000	422,314
04/15/2029	5.125%	69,000	64,957
NortonLifeLock, Inc.(a)
09/30/2027	6.750%	137,000	138,600
NXP BV/Funding LLC
12/01/2028	5.550%	3,500,000	3,544,932
Open Text Corp.(a)
02/15/2028	3.875%	139,000	128,646
Oracle Corp.
03/25/2028	2.300%	4,155,000	3,756,594
Picard Midco, Inc.(a)
03/31/2029	6.500%	678,000	651,323
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	564,000	546,413
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	280,000	275,842
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	642,000	641,191
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	376,000	339,364
Total			20,031,228
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	94,000	90,942
ERAC USA Finance LLC(a)
02/15/2029	5.000%	2,500,000	2,494,112
Total			2,585,054
Wireless 0.1%
American Tower Corp.
01/31/2028	1.500%	1,000,000	876,066
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.
02/15/2027	3.875%	230,000	219,200
Total			1,095,266
Wirelines 0.6%
AT&T, Inc.
03/01/2029	4.350%	3,700,000	3,586,263
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	265,000	258,562
Iliad Holding SAS(a)
10/15/2026	6.500%	413,000	411,106
10/15/2028	7.000%	100,000	99,115
Verizon Communications, Inc.
03/22/2028	2.100%	2,000,000	1,798,955
Total			6,154,001
Total Corporate Bonds & Notes (Cost $321,032,372)			320,336,733

Foreign Government Obligations(f) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	589,000	563,320
11/15/2028	8.500%	37,000	39,237
Total			602,557
Total Foreign Government Obligations (Cost $636,835)			602,557

Residential Mortgage-Backed Securities - Agency 0.5%

Federal Home Loan Mortgage Corp.
10/01/2024	4.500%	136	135
03/01/2025- 04/01/2026	4.000%	1,769	1,753
11/01/2025	3.500%	387	382
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.223% Cap 9.254% 03/01/2034	6.493%	82,213	83,041
12-month Term SOFR + 1.735% Cap 10.860% 07/01/2036	5.985%	1,409	1,413
12-month Term SOFR + 1.703% Cap 11.242% 08/01/2036	6.346%	15,082	15,470
Federal National Mortgage Association
06/01/2025- 06/01/2026	4.000%	1,192	1,177
12/01/2025- 09/01/2026	3.500%	8,714	8,559

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	7.448%	4,867	4,914
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	4.625%	3,838	3,783
Government National Mortgage Association
08/15/2037	7.500%	10,464	10,392
Uniform Mortgage-Backed Security TBA(g)
07/18/2039	4.500%	5,250,000	5,135,156
Total Residential Mortgage-Backed Securities - Agency (Cost $5,286,314)			5,266,175

Residential Mortgage-Backed Securities - Non-Agency 28.1%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	2,232,502	2,179,575
A&D Mortgage Trust(a),(c)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	7,821,681	7,848,745
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	311,743	280,091
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	998,210
CMO Series 2021-8 Class A1
11/25/2066	1.820%	6,436,026	5,515,689
Banc of America Funding Trust
CMO Series 2005-5 Class 2A1
09/25/2035	5.500%	75,780	71,743
Banc of America Funding Trust(c)
CMO Series 2007-C Class 1A3
05/20/2036	4.788%	43,588	37,264
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	349,600	333,059
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	2,558,720	2,235,192
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	4,589,386	4,618,020
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	9,461,094	9,486,978
CFMT LLC(a),(c)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	418,935	406,560
Chase Mortgage Finance Trust
CMO Series 2005-S2 Class A1
10/25/2035	5.500%	58,543	54,093
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-S4 Class A3
12/25/2036	6.000%	147,412	62,143
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	5,495,328	5,017,142
CMO Series 2022-NQM1 Class A1
06/25/2067	5.528%	1,870,233	1,828,146
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	5.569%	1,079,203	1,064,334
COLT Mortgage Loan Trust(a),(c)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	2,557,859	2,552,488
CMO Series 2024-3 Class A1
06/25/2069	6.393%	9,977,693	10,016,306
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	1,560,297	1,257,075
CMO Series 2021-RPL1 Class A1
09/27/2060	4.055%	3,616,479	3,539,023
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	8,228,767	8,122,925
Cross Mortgage Trust(a),(c)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	1,808,897	1,808,205
CMO Series 2024-H4 Class A1
07/25/2069	6.147%	6,700,000	6,701,327
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	1,047,708	979,548
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	4.039%	2,765,507	2,668,694
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	3,509,056	3,474,590
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	4.046%	2,065,798	2,066,326
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	4,959,059	4,323,433
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	2.205%	13,203,018	11,727,000
Eagle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	7.385%	2,279,202	2,282,700
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.985%	879,548	885,391
CMO Series 2021-HQA4 Class M1
30-day Average SOFR + 0.950% 12/25/2041	6.285%	2,560,972	2,553,035
GCAT Trust(a),(c)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,809,391	2,568,397
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	3,337,881	3,286,282
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	772,060	702,789
Homeward Opportunities Fund Trust(a),(e)
CMO Series 2022-1 Class A1
07/25/2067	5.082%	6,048,012	5,925,321
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	2,211,393	1,805,064
JPMorgan Mortgage Trust
CMO Series 2005-S3 Class 2A2
01/25/2025	5.500%	7,041	5,731
JPMorgan Mortgage Trust(c)
CMO Series 2007-A2 Class 3A1
04/25/2037	4.734%	4,322	3,395
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	2,666,648	2,626,601
CMO Series 2021-GS2 Class A1
04/25/2061	4.750%	4,908,857	4,818,261
MFA Trust(a),(c)
CMO Series 2020-NQM1 Class A1
03/25/2065	1.479%	716,024	674,028
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	4,002,314	3,992,768
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-10AR Class 2A2
11/25/2034	6.027%	18,944	17,513
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	1,123,255	1,035,195
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	752,258	725,835
OBX Trust(a),(c)
CMO Series 2019-EXP2 Class 1A3
06/25/2059	4.000%	388,383	358,186
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	2,534,422	2,581,968
CMO Series 2024-NQM1 Class A1
11/25/2063	5.928%	9,217,850	9,197,644
CMO Series 2024-NQM8 Class A1
05/25/2064	6.233%	14,233,491	14,275,806
OBX Trust(a),(e)
CMO Series 2022-NQM7 Class A1
08/25/2062	5.110%	4,168,678	4,118,033
OBX Trust(a),(c),(h)
CMO Series 2024-NQM10 Class A1
05/25/2064	6.180%	5,000,000	4,997,921
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	678,267	611,956
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	4.867%	5,494,976	5,481,648
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	2,854,316	2,774,673
CMO Series 2021-3 Class A1
04/25/2026	4.867%	2,146,403	2,095,691
CMO Series 2021-9 Class A1
10/25/2026	2.363%	4,691,744	4,617,410
PRET LLC(a),(c)
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	5,693,096	5,683,966
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	1,187,917	1,183,273
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	1,397,720	1,379,329
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL3 Class A1
07/25/2051	1.868%	6,747,027	6,590,088
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	4,254,858	4,185,451
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	11,869,138	10,120,788
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	1,403,519	1,248,045
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	5,938,422	5,633,706

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM Trust(a),(c)
CMO Series 2023-NQM1 Class A1
01/25/2068	6.234%	2,064,898	2,077,472
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	4,303,251	4,296,050
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	2,100,104	2,105,949
RCO Mortgage LLC(a),(c)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	965,524	962,536
Sequoia Mortgage Trust(a),(c)
CMO Series 2016-3 Class A1
11/25/2046	3.500%	542,011	478,445
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,323,166	1,275,343
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	280,762	259,708
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	1,150,000	1,067,298
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	3,203,917	2,997,547
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	1,779,066	1,740,866
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	5.289%	159,617	158,480
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NPL4 Class A1
03/27/2051	5.240%	2,152,798	2,108,763
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	1,131,702	1,121,759
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	5,166,008	5,136,469
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	4.992%	4,471,790	4,353,824
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	1,153,503	1,121,049
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-2 Class A1
05/25/2060	3.226%	49,987	49,602
CMO Series 2021-8 Class A3
11/25/2066	2.491%	7,589,176	6,556,940
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	2,846,094	2,830,885
CMO Series 2023-6 Class A2
09/25/2068	6.939%	988,825	997,930
CMO Series 2023-8 Class A1
12/25/2068	6.259%	3,734,338	3,749,124
CMO Series 2024-1 Class A1
01/25/2069	5.712%	4,002,445	3,983,958
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	2,211,268	2,218,949
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	588,638	560,056
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	2,675,036	2,477,312
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2006-AR19 Class A1
12/25/2036	6.356%	55,259	52,755
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $287,669,652)			277,056,881

U.S. Treasury Obligations 1.0%

U.S. Treasury
08/31/2025	0.250%	10,400,000	9,838,969
Total U.S. Treasury Obligations (Cost $9,901,331)			9,838,969

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(i),(j)	8,738,117	8,735,495
Total Money Market Funds (Cost $8,734,029)		8,735,495
Total Investments in Securities (Cost: $1,000,272,601)		987,071,177
Other Assets & Liabilities, Net		(1,949,651)
Net Assets		985,121,526
At June 30, 2024, securities and/or cash totaling $2,095,450 were pledged as collateral.
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2024 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,380	09/2024	USD	281,821,875	821,612	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(1,552)	09/2024	USD	(165,409,250)	—	(995,046)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2024, the total value of these securities amounted to $700,637,821, which represents 71.12% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2024.

(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2024.

(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents a security purchased on a forward commitment basis.
(i)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(j)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	37,414,611	139,359,699	(168,036,939)	(1,876)	8,735,495	(5,926)	462,962	8,738,117
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Short Term Bond Fund  | 2024

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1QT222_03_P01_(08/24)